Average Annual Total Returns - Class ACIS - DWS ESG International Core Equity Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax Since Inception	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions Since Inception	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares Since Inception	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax Since Inception	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax Since Inception	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax Since Inception	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 11, 2014	18.50%	3.78%	3.39%	18.11%	3.66%	3.28%	11.92%	3.07%	2.76%	Nov. 11, 2014	24.71%	4.24%	3.82%	Nov. 11, 2014	26.02%	5.29%	4.86%	Nov. 11, 2014	25.92%	5.19%	4.76%	22.01%	5.67%	5.14%